PORTFOLIO OF INVESTMENTS – as of October 31, 2022 (Unaudited)

Natixis Sustainable Future 2065 Fund

Shares	Description	Value (†)

Common Stocks – 61.3% of Net Assets

	Aerospace & Defense – 1.3%
47	AAR Corp.(a)	$2,083
12	Axon Enterprise, Inc.(a)	1,745
118	Boeing Co. (The)(a)	16,816
10	L3Harris Technologies, Inc.	2,465
7	Lockheed Martin Corp.	3,407
17	Moog, Inc., Class A	1,441
2	Northrop Grumman Corp.	1,098
30	Raytheon Technologies Corp.	2,844

		31,899

	Air Freight & Logistics – 0.4%
71	Expeditors International of Washington, Inc.	6,948
3	FedEx Corp.	481
21	GXO Logistics, Inc.(a)	767
13	United Parcel Service, Inc., Class B	2,181

		10,377

	Airlines – 0.2%
52	Alaska Air Group, Inc.(a)	2,312
49	Delta Air Lines, Inc.(a)	1,662
174	JetBlue Airways Corp.(a)	1,399

		5,373

	Auto Components – 0.5%
8	Aptiv PLC(a)	729
152	BorgWarner, Inc.	5,704
118	Dana, Inc.	1,883
18	Dorman Products, Inc.(a)	1,469
14	Visteon Corp.(a)	1,827

		11,612

	Automobiles – 1.1%
242	General Motors Co.	9,498
67	Tesla, Inc.(a)	15,245
16	Thor Industries, Inc.	1,304

		26,047

	Banks – 3.1%
66	Ameris Bancorp	3,400
204	Bank of America Corp.	7,352
81	Cadence Bank	2,240
202	Citigroup, Inc.	9,264
31	Citizens Financial Group, Inc.	1,268
11	First Republic Bank	1,321
364	FNB Corp.	5,260
254	Fulton Financial Corp.	4,630
110	Huntington Bancshares, Inc.	1,670
68	International Bancshares Corp.	3,373

Shares	Description	Value (†)

Common Stocks – continued

	Banks – continued
36	JPMorgan Chase & Co.	$4,532
48	KeyCorp	858
23	PNC Financial Services Group, Inc. (The)	3,722
34	Regions Financial Corp.	746
77	Truist Financial Corp.	3,449
105	Trustmark Corp.	3,840
37	U.S. Bancorp	1,571
64	Webster Financial Corp.	3,472
245	Wells Fargo & Co.	11,267
28	Wintrust Financial Corp.	2,621

		75,856

	Beverages – 1.3%
14	Boston Beer Co., Inc. (The), Class A(a)	5,226
62	Coca-Cola Co. (The)	3,711
38	Keurig Dr Pepper, Inc.	1,476
191	Monster Beverage Corp.(a)	17,901
25	PepsiCo, Inc.	4,539

		32,853

	Biotechnology – 2.1%
22	AbbVie, Inc.	3,221
62	Alnylam Pharmaceuticals, Inc.(a)	12,850
11	Amgen, Inc.	2,974
39	Arrowhead Pharmaceuticals, Inc.(a)	1,358
7	Biogen, Inc.(a)	1,984
44	BioMarin Pharmaceutical, Inc.(a)	3,812
71	CRISPR Therapeutics AG(a)	3,716
28	Gilead Sciences, Inc.	2,197
41	Halozyme Therapeutics, Inc.(a)	1,960
15	Incyte Corp.(a)	1,115
20	Neurocrine Biosciences, Inc.(a)	2,302
16	Regeneron Pharmaceuticals, Inc.(a)	11,980
5	United Therapeutics Corp.(a)	1,153
2	Vertex Pharmaceuticals, Inc.(a)	624

		51,246

	Building Products – 0.8%
29	Builders FirstSource, Inc.(a)	1,788
11	Carlisle Cos., Inc.	2,627
21	Carrier Global Corp.	835
69	Fortune Brands Home & Security, Inc.	4,162
8	Lennox International, Inc.	1,868
103	Masco Corp.	4,766
25	Owens Corning	2,140
21	Trex Co., Inc.(a)	1,010

		19,196

Shares	Description	Value (†)

Common Stocks – continued

	Capital Markets – 3.6%
4	Ameriprise Financial, Inc.	$1,237
155	Bank of New York Mellon Corp. (The)	6,527
2	BlackRock, Inc.	1,292
8	Cboe Global Markets, Inc.	996
103	Charles Schwab Corp. (The)	8,206
14	CME Group, Inc.	2,426
18	FactSet Research Systems, Inc.	7,659
23	Goldman Sachs Group, Inc. (The)	7,924
89	Intercontinental Exchange, Inc.	8,506
58	Janus Henderson Group PLC	1,321
234	KKR & Co., Inc.	11,379
3	MarketAxess Holdings, Inc.	732
5	Moody’s Corp.	1,324
12	Morgan Stanley	986
14	MSCI, Inc.	6,564
7	Northern Trust Corp.	590
5	S&P Global, Inc.	1,606
105	SEI Investments Co.	5,702
131	State Street Corp.	9,694
10	Virtus Investment Partners, Inc.	1,715

		86,386

	Chemicals – 0.6%
9	Air Products & Chemicals, Inc.	2,254
11	DuPont de Nemours, Inc.	629
29	HB Fuller Co.	2,021
22	Innospec, Inc.	2,200
13	Linde PLC	3,865
35	Livent Corp.(a)	1,105
25	Minerals Technologies, Inc.	1,375
15	Stepan Co.	1,567

		15,016

	Commercial Services & Supplies – 0.3%
16	MSA Safety, Inc.	2,148
18	Tetra Tech, Inc.	2,543
34	Viad Corp.(a)	1,268
6	Waste Management, Inc.	950

		6,909

	Communications Equipment – 0.2%
38	Ciena Corp.(a)	1,820
6	F5, Inc.(a)	858
21	Lumentum Holdings, Inc.(a)	1,563

		4,241

	Construction & Engineering – 0.2%
59	AECOM	4,442

	Construction Materials – 0.2%
6	Martin Marietta Materials, Inc.	2,016
14	Vulcan Materials Co.	2,292

		4,308

Shares	Description	Value (†)

Common Stocks – continued

	Consumer Finance – 1.0%
330	Ally Financial, Inc.	$9,095
42	American Express Co.	6,235
87	Capital One Financial Corp.	9,223

		24,553

	Containers & Packaging – 0.1%
8	Ball Corp.	395
46	Sonoco Products Co.	2,856

		3,251

	Distributors – 0.1%
11	Genuine Parts Co.	1,956

	Diversified Consumer Services – 0.2%
17	Grand Canyon Education, Inc.(a)	1,711
37	Service Corp. International	2,242

		3,953

	Diversified Telecommunication Services – 0.5%
141	AT&T, Inc.	2,570
36	Iridium Communications, Inc.(a)	1,855
53	Lumen Technologies, Inc.	390
170	Verizon Communications, Inc.	6,353

		11,168

	Electric Utilities – 0.4%
38	American Electric Power Co., Inc.	3,341
43	Eversource Energy	3,280
21	IDACORP, Inc.	2,199

		8,820

	Electrical Equipment – 0.5%
20	Eaton Corp. PLC	3,001
28	Emerson Electric Co.	2,425
14	Hubbell, Inc.	3,325
16	Regal Rexnord Corp.	2,025
5	Rockwell Automation, Inc.	1,277
46	Sunrun, Inc.(a)	1,035

		13,088

	Electronic Equipment, Instruments & Components – 0.7%
28	Advanced Energy Industries, Inc.	2,202
21	Amphenol Corp., Class A	1,592
58	Avnet, Inc.	2,331
41	Cognex Corp.	1,896
8	Coherent Corp.(a)	269
15	Corning, Inc.	483
8	Keysight Technologies, Inc.(a)	1,393
8	Littelfuse, Inc.	1,762
22	Mobileye Global, Inc., Class A(a)	580
36	TE Connectivity Ltd.	4,400
3	Teledyne Technologies, Inc.(a)	1,194

		18,102

Shares	Description	Value (†)

Common Stocks – continued

	Energy Equipment & Services – 0.3%
210	Archrock, Inc.	$1,577
32	Baker Hughes Co.	885
92	ChampionX Corp.	2,633
32	Schlumberger NV	1,665

		6,760

	Entertainment – 2.5%
43	Activision Blizzard, Inc.	3,130
18	Electronic Arts, Inc.	2,267
77	Netflix, Inc.(a)	22,475
46	Take-Two Interactive Software, Inc.(a)	5,450
194	Walt Disney Co. (The)(a)	20,669
542	Warner Bros. Discovery, Inc.(a)	7,046

		61,037

	Food & Staples Retailing – 0.6%
30	BJ’s Wholesale Club Holdings, Inc.(a)	2,322
6	Costco Wholesale Corp.	3,009
19	Kroger Co. (The)	899
54	SpartanNash Co.	1,928
70	Sprouts Farmers Market, Inc.(a)	2,065
25	Walgreens Boots Alliance, Inc.	912
27	Walmart, Inc.	3,843

		14,978

	Food Products – 1.1%
55	Campbell Soup Co.	2,910
43	Conagra Brands, Inc.	1,578
27	Darling Ingredients, Inc.(a)	2,119
39	General Mills, Inc.	3,182
7	Hershey Co. (The)	1,671
44	Hormel Foods Corp.	2,044
21	Ingredion, Inc.	1,872
14	J.M. Smucker Co. (The)	2,109
42	Kellogg Co.	3,226
29	Kraft Heinz Co. (The)	1,116
26	McCormick & Co., Inc.	2,045
53	Mondelez International, Inc., Class A	3,258

		27,130

	Gas Utilities – 0.2%
67	New Jersey Resources Corp.	2,991
24	ONE Gas, Inc.	1,859

		4,850

Shares	Description	Value (†)

Common Stocks – continued

	Health Care Equipment & Supplies – 0.9%
26	Abbott Laboratories	$2,572
18	Baxter International, Inc.	978
8	Becton Dickinson & Co.	1,888
2	Cooper Cos., Inc. (The)	547
5	Edwards Lifesciences Corp.(a)	362
21	Globus Medical, Inc., Class A(a)	1,407
16	Haemonetics Corp.(a)	1,359
16	Intuitive Surgical, Inc.(a)	3,943
49	LeMaitre Vascular, Inc.	2,127
31	Medtronic PLC	2,708
10	Penumbra, Inc.(a)	1,715
6	Shockwave Medical, Inc.(a)	1,759
14	STAAR Surgical Co.(a)	992
2	Teleflex, Inc.	429

		22,786

	Health Care Providers & Services – 1.4%
29	Acadia Healthcare Co., Inc.(a)	2,358
16	Centene Corp.(a)	1,362
4	Chemed Corp.	1,868
4	Cigna Corp.	1,292
24	CVS Health Corp.	2,273
5	Elevance Health, Inc.	2,734
19	Encompass Health Corp.	1,034
37	HCA Healthcare, Inc.	8,046
16	Henry Schein, Inc.(a)	1,095
3	Humana, Inc.	1,674
5	Laboratory Corp. of America Holdings	1,109
57	Select Medical Holdings Corp.	1,464
29	Tenet Healthcare Corp.(a)	1,287
13	UnitedHealth Group, Inc.	7,217

		34,813

	Health Care Technology – 0.5%
229	Doximity, Inc., Class A(a)	6,061
39	Veeva Systems, Inc., Class A(a)	6,550

		12,611

	Hotels, Restaurants & Leisure – 2.0%
7	Booking Holdings, Inc.(a)	13,086
1	Chipotle Mexican Grill, Inc.(a)	1,498
24	Hilton Worldwide Holdings, Inc.	3,246
16	Jack in the Box, Inc.	1,412
22	Marriott Vacations Worldwide Corp.	3,251
16	McDonald’s Corp.	4,363
113	Starbucks Corp.	9,785
52	Travel & Leisure Co.	1,975
114	Yum China Holdings, Inc.	4,714
46	Yum! Brands, Inc.	5,439

		48,769

Shares	Description	Value (†)

Common Stocks – continued

	Household Durables – 0.5%
11	DR Horton, Inc.	$846
61	KB Home	1,758
25	Meritage Homes Corp.(a)	1,904
136	PulteGroup, Inc.	5,439
83	Taylor Morrison Home Corp.(a)	2,186

		12,133

	Household Products – 0.5%
40	Church & Dwight Co., Inc.	2,965
15	Colgate-Palmolive Co.	1,108
59	Procter & Gamble Co. (The)	7,945

		12,018

	Independent Power & Renewable Electricity Producers – 0.1%
105	AES Corp. (The)	2,747

	Industrial Conglomerates – 0.5%
28	3M Co.	3,522
33	General Electric Co.	2,568
27	Honeywell International, Inc.	5,508

		11,598

	Insurance – 1.7%
6	Allstate Corp. (The)	758
90	American International Group, Inc.	5,130
7	Assurant, Inc.	951
10	Chubb Ltd.	2,149
37	First American Financial Corp.	1,865
20	Hanover Insurance Group, Inc. (The)	2,930
24	Hartford Financial Services Group, Inc. (The)	1,738
9	Marsh & McLennan Cos., Inc.	1,453
17	Prudential Financial, Inc.	1,788
54	Reinsurance Group of America, Inc.	7,947
30	Selective Insurance Group, Inc.	2,942
21	Travelers Cos., Inc. (The)	3,874
40	Willis Towers Watson PLC	8,728

		42,253

	Interactive Media & Services – 2.7%
238	Alphabet, Inc., Class A(a)	22,493
196	Alphabet, Inc., Class C(a)	18,553
167	Meta Platforms, Inc., Class A(a)	15,558
314	Pinterest, Inc., Class A(a)	7,725
54	Yelp, Inc.(a)	2,074

		66,403

	Internet & Direct Marketing Retail – 2.1%
56	Alibaba Group Holding Ltd., Sponsored ADR(a)	3,560
357	Amazon.com, Inc.(a)	36,571
146	eBay, Inc.	5,817
44	Etsy, Inc.(a)	4,132

		50,080

Shares	Description	Value (†)

Common Stocks – continued

	IT Services – 3.1%
10	Accenture PLC, Class A	$2,839
9	Automatic Data Processing, Inc.	2,175
62	Block, Inc.(a)	3,724
36	Cognizant Technology Solutions Corp., Class A	2,241
14	Concentrix Corp.	1,711
75	Fiserv, Inc.(a)	7,706
21	Gartner, Inc.(a)	6,340
51	Global Payments, Inc.	5,827
9	International Business Machines Corp.	1,245
5	Jack Henry & Associates, Inc.	995
10	Mastercard, Inc., Class A	3,282
6	Paychex, Inc.	710
87	PayPal Holdings, Inc.(a)	7,272
15	Perficient, Inc.(a)	1,005
112	Shopify, Inc., Class A(a)	3,834
4	VeriSign, Inc.(a)	802
107	Visa, Inc., Class A	22,166
10	WEX, Inc.(a)	1,641

		75,515

	Leisure Products – 0.1%
99	Mattel, Inc.(a)	1,877

	Life Sciences Tools & Services – 0.5%
8	Agilent Technologies, Inc.	1,107
3	Danaher Corp.	755
31	Illumina, Inc.(a)	7,094
11	Repligen Corp.(a)	2,007
2	Thermo Fisher Scientific, Inc.	1,028

		11,991

	Machinery – 1.6%
15	AGCO Corp.	1,863
7	Caterpillar, Inc.	1,515
6	Chart Industries, Inc.(a)	1,337
17	Cummins, Inc.	4,157
11	Deere & Co.	4,354
14	Dover Corp.	1,830
21	Fortive Corp.	1,342
4	Illinois Tool Works, Inc.	854
34	ITT, Inc.	2,597
27	Oshkosh Corp.	2,376
47	PACCAR, Inc.	4,551
27	Parker-Hannifin Corp.	7,847
36	Terex Corp.	1,459
29	Toro Co. (The)	3,057

		39,139

Shares	Description	Value (†)

Common Stocks – continued

	Media – 0.9%
2	Cable One, Inc.	$1,719
22	Charter Communications, Inc., Class A(a)	8,088
191	Comcast Corp., Class A	6,062
78	Interpublic Group of Cos., Inc. (The)	2,323
39	New York Times Co. (The), Class A	1,129
21	Omnicom Group, Inc.	1,528
18	Paramount Global, Class B	330

		21,179

	Metals & Mining – 0.4%
24	Alcoa Corp.	937
69	Cleveland-Cliffs, Inc.(a)	896
45	Commercial Metals Co.	2,047
9	Newmont Corp.	381
5	Nucor Corp.	657
14	Reliance Steel & Aluminum Co.	2,821
34	Steel Dynamics, Inc.	3,198

		10,937

	Multi-Utilities – 0.2%
24	Consolidated Edison, Inc.	2,111
10	DTE Energy Co.	1,121
6	WEC Energy Group, Inc.	548

		3,780

	Multiline Retail – 0.2%
31	Kohl’s Corp.	928
78	Macy’s, Inc.	1,626
10	Target Corp.	1,643

		4,197

	Oil, Gas & Consumable Fuels – 3.1%
169	Antero Midstream Corp.	1,800
236	APA Corp.	10,729
39	Chevron Corp.	7,055
111	CNX Resources Corp.(a)	1,866
92	ConocoPhillips	11,600
15	Diamondback Energy, Inc.	2,357
94	EOG Resources, Inc.	12,833
61	EQT Corp.	2,552
78	Exxon Mobil Corp.	8,643
30	HF Sinclair Corp.	1,835
128	Kinder Morgan, Inc.	2,319
45	Marathon Oil Corp.	1,370
7	Occidental Petroleum Corp.	508
22	ONEOK, Inc.	1,305
11	Phillips 66	1,147
4	Pioneer Natural Resources Co.	1,026
58	Range Resources Corp.	1,652
237	Southwestern Energy Co.(a)	1,643
8	Valero Energy Corp.	1,004
44	Williams Cos., Inc. (The)	1,440

		74,684

Shares	Description	Value (†)

Common Stocks – continued

	Pharmaceuticals – 2.3%
58	Bristol-Myers Squibb Co.	$4,493
8	Catalent, Inc.(a)	526
6	Eli Lilly & Co.	2,173
14	Jazz Pharmaceuticals PLC(a)	2,013
58	Johnson & Johnson	10,090
56	Merck & Co., Inc.	5,667
117	Novartis AG, Sponsored ADR	9,492
44	Novo Nordisk A/S, Sponsored ADR	4,789
29	Perrigo Co. PLC	1,168
90	Pfizer, Inc.	4,190
176	Roche Holding AG, Sponsored ADR	7,276
19	Zoetis, Inc.	2,865

		54,742

	Professional Services – 0.4%
29	Equifax, Inc.	4,917
20	Exponent, Inc.	1,905
27	Korn Ferry	1,501
11	Leidos Holdings, Inc.	1,118
16	ManpowerGroup, Inc.	1,253

		10,694

	Real Estate Management & Development – 0.4%
92	CBRE Group, Inc., Class A(a)	6,527
14	Jones Lang LaSalle, Inc.(a)	2,227

		8,754

	REITs - Apartments – 0.2%
8	AvalonBay Communities, Inc.	1,401
12	Camden Property Trust	1,387
30	Equity Residential	1,890

		4,678

	REITs - Diversified – 0.3%
142	American Assets Trust, Inc.	3,902
4	American Tower Corp.	829
3	Crown Castle, Inc.	400
30	VICI Properties, Inc.	961
25	Weyerhaeuser Co.	773

		6,865

	REITs - Health Care – 0.1%
133	Physicians Realty Trust	2,003
13	Ventas, Inc.	509
6	Welltower, Inc.	366

		2,878

Shares	Description	Value (†)

Common Stocks – continued

	REITs - Hotels – 0.0%
41	Host Hotels & Resorts, Inc.	$774

	REITs - Mortgage – 0.1%
90	KKR Real Estate Finance Trust, Inc.	1,568

	REITs - Office Property – 0.4%
259	Brandywine Realty Trust	1,699
122	Corporate Office Properties Trust	3,251
85	Douglas Emmett, Inc.	1,495
113	Easterly Government Properties, Inc.	1,965
37	Kilroy Realty Corp.	1,582

		9,992

	REITs - Shopping Centers – 0.2%
202	Brixmor Property Group, Inc.	4,305

	REITs - Single Tenant – 0.1%
66	National Retail Properties, Inc.	2,774

	REITs - Warehouse/Industrials – 0.0%
7	ProLogis, Inc.	775

	Road & Rail – 0.5%
61	CSX Corp.	1,772
5	J.B. Hunt Transport Services, Inc.	855
11	Norfolk Southern Corp.	2,509
21	Ryder System, Inc.	1,691
124	Uber Technologies, Inc.(a)	3,295
7	Union Pacific Corp.	1,380

		11,502

	Semiconductors & Semiconductor Equipment – 2.1%
16	Advanced Micro Devices, Inc.(a)	961
22	Analog Devices, Inc.	3,138
5	Broadcom, Inc.	2,351
22	Cirrus Logic, Inc.(a)	1,477
17	First Solar, Inc.(a)	2,475
90	Intel Corp.	2,559
47	Lattice Semiconductor Corp.(a)	2,280
16	Micron Technology, Inc.	866
124	NVIDIA Corp.	16,736
11	Qorvo, Inc.(a)	947
73	QUALCOMM, Inc.	8,589
14	Silicon Laboratories, Inc.(a)	1,609
9	Synaptics, Inc.(a)	797
21	Texas Instruments, Inc.	3,373
11	Universal Display Corp.	1,047
22	Wolfspeed, Inc.(a)	1,732

		50,937

Shares	Description	Value (†)

Common Stocks – continued

	Software – 4.8%
18	Adobe, Inc.(a)	$5,733
7	ANSYS, Inc.(a)	1,548
6	Aspen Technology, Inc.(a)	1,449
68	Autodesk, Inc.(a)	14,573
6	Cadence Design Systems, Inc.(a)	908
24	CommVault Systems, Inc.(a)	1,461
5	Fair Isaac Corp.(a)	2,394
3	Intuit, Inc.	1,283
102	Microsoft Corp.	23,677
29	NortonLifeLock, Inc.	653
306	Oracle Corp.	23,890
11	Paylocity Holding Corp.(a)	2,550
14	Qualys, Inc.(a)	1,996
6	Roper Technologies, Inc.	2,487
100	Salesforce, Inc.(a)	16,259
13	SPS Commerce, Inc.(a)	1,645
4	Synopsys, Inc.(a)	1,170
4	Tyler Technologies, Inc.(a)	1,293
78	Workday, Inc., Class A(a)	12,154

		117,123

	Specialty Retail – 0.7%
7	Asbury Automotive Group, Inc.(a)	1,104
5	Best Buy Co., Inc.	342
22	Boot Barn Holdings, Inc.(a)	1,250
19	Dick’s Sporting Goods, Inc.	2,161
13	Five Below, Inc.(a)	1,902
14	Home Depot, Inc. (The)	4,146
7	Lithia Motors, Inc.	1,387
36	TJX Cos., Inc. (The)	2,596
14	Williams-Sonoma, Inc.	1,734

		16,622

	Technology Hardware, Storage & Peripherals – 0.7%
104	Apple, Inc.	15,947
50	Hewlett Packard Enterprise Co.	713
30	HP, Inc.	829

		17,489

	Textiles, Apparel & Luxury Goods – 0.4%
13	Crocs, Inc.(a)	920
8	Deckers Outdoor Corp.(a)	2,800
22	NIKE, Inc., Class B	2,039
432	Under Armour, Inc., Class A(a)	3,218

		8,977

	Thrifts & Mortgage Finance – 0.2%
308	MGIC Investment Corp.	4,204

	Trading Companies & Distributors – 0.1%
15	GATX Corp.	1,571

Shares	Description	Value (†)

Common Stocks – continued

	Water Utilities – 0.2%
20	American States Water Co.	$1,809
8	American Water Works Co., Inc.	1,163
46	Essential Utilities, Inc.	2,034

		5,006

	Total Common Stocks (Identified Cost $1,697,804)	1,487,147

Principal Amount
Bonds and Notes – 3.8%

	Automotive – 0.0%
$ 1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	920

	Banking – 0.7%
1,000	American Express Co., 3.700%, 8/03/2023	990
1,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	892
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	983
1,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	978
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	855
1,000	Citigroup, Inc., 4.600%, 3/09/2026	958
1,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	953
1,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	966
1,000	KeyCorp, MTN, 2.550%, 10/01/2029	805
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	882
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	913
1,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	848
1,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	902
1,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	954
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	959
1,000	State Street Corp., 2.400%, 1/24/2030	817
1,000	Truist Bank, 3.200%, 4/01/2024	971
1,000	Westpac Banking Corp., 2.350%, 2/19/2025	940

		16,566

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Brokerage – 0.1%
$ 1,000	BlackRock, Inc., 2.400%, 4/30/2030	$819
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	626

		1,445

	Building Materials – 0.0%
1,000	Owens Corning, 3.950%, 8/15/2029	877

	Diversified Manufacturing – 0.1%
1,000	3M Co., 3.050%, 4/15/2030	856
1,000	Emerson Electric Co., 2.000%, 12/21/2028	833

		1,689

	Electric – 0.2%
1,000	Duke Energy Corp., 3.750%, 4/15/2024	981
1,000	Entergy Corp., 0.900%, 9/15/2025	876
1,000	Exelon Corp., 4.050%, 4/15/2030	897
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	794
1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	935

		4,483

	Environmental – 0.0%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	746

	Finance Companies – 0.1%
1,000	Ares Capital Corp., 3.250%, 7/15/2025	902
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	829

		1,731

	Food & Beverage – 0.2%
1,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	868
1,000	General Mills, Inc., 4.000%, 4/17/2025	972
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	832
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	864

		3,536

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Government Owned - No Guarantee – 0.0%
$ 1,000	Equinor ASA, 3.625%, 4/06/2040	$778

	Health Insurance – 0.1%
1,000	Elevance Health, Inc., 4.101%, 3/01/2028	937
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,010

		1,947

	Healthcare – 0.1%
1,000	Cigna Corp., 3.750%, 7/15/2023	990
1,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	944
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	918

		2,852

	Integrated Energy – 0.1%
1,000	Exxon Mobil Corp., 2.992%, 3/19/2025	957
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,055

		2,012

	Mortgage Related – 0.8%
7,660	FHLMC, 2.500%, with various maturities in 2052(b)	6,276
4,831	FHLMC, 3.000%, 4/01/2052	4,113
1,941	FHLMC, 3.500%, 5/01/2052	1,710
980	FHLMC, 4.000%, 7/01/2052	892
1,936	FNMA, 3.000%, 4/01/2052	1,645
5,809	FNMA, 3.500%, with various maturities in 2052(b)	5,113

		19,749

	Natural Gas – 0.0%
1,000	NiSource, Inc., 0.950%, 8/15/2025	886

	Pharmaceuticals – 0.1%
1,000	AbbVie, Inc., 3.600%, 5/14/2025	960

	Property & Casualty Insurance – 0.0%
1,000	American International Group, Inc., 3.400%, 6/30/2030	860

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Railroads – 0.0%
$ 1,000	CSX Corp., 2.600%, 11/01/2026	$907

	REITs - Apartments – 0.0%
1,000	Essex Portfolio LP, 3.000%, 1/15/2030	814

	REITs - Health Care – 0.0%
1,000	Welltower, Inc., 2.800%, 6/01/2031	770

	REITs - Office Property – 0.1%
1,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	947
1,000	Boston Properties LP, 2.750%, 10/01/2026	886
1,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	754

		2,587

	REITs - Warehouse/Industrials – 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	732

	Restaurants – 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	810

	Retailers – 0.0%
1,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	808

	Technology – 0.3%
1,000	Apple, Inc., 2.500%, 2/09/2025	954
1,000	Broadcom, Inc., 4.110%, 9/15/2028	897
1,000	Intel Corp., 2.450%, 11/15/2029	827
1,000	International Business Machines Corp., 4.000%, 6/20/2042	772
1,000	NVIDIA Corp., 2.850%, 4/01/2030	851
1,000	Oracle Corp., 2.950%, 5/15/2025	940
1,000	QUALCOMM, Inc., 1.650%, 5/20/2032	751

		5,992

	Treasuries – 0.7%
2,000	U.S. Treasury Bond, 1.250%, 5/15/2050	1,031
1,000	U.S. Treasury Bond, 2.250%, 5/15/2041	721

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Treasuries – continued
$ 1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	$713
3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	2,308
3,000	U.S. Treasury Bond, 3.000%, 5/15/2045	2,366
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,579
2,000	U.S. Treasury Bond, 3.000%, 2/15/2049	1,596
3,000	U.S. Treasury Note, 0.375%, 11/30/2025	2,652
3,000	U.S. Treasury Note, 2.125%, 12/31/2022	2,991

		15,957

	Utility Other – 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	741

	Wireless – 0.1%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	941

	Total Bonds and Notes (Identified Cost $111,669)	93,096

Shares
Exchange-Traded Funds – 8.8%
3,584	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $274,615)	212,890

Mutual Funds – 13.8%
10,735	WCM Focused Emerging Markets Fund, Institutional Class	123,344
11,404	WCM Focused International Growth Fund, Institutional Class	210,176

	Total Mutual Funds (Identified Cost $484,094)	333,520

Affiliated Mutual Funds – 10.0%
4,231	Mirova Global Green Bond Fund, Class N	34,819
21,591	Mirova International Sustainable Equity Fund, Class N	208,357

	Total Affiliated Mutual Funds (Identified Cost $349,809)	243,176

Principal Amount
Short-Term Investments – 2.7%
$ 64,045	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/2022 at 1.100% to be repurchased at $64,047 on 11/01/2022 collateralized by $67,200 U.S. Treasury Note, 3.000% due 6/30/2024 valued at $65,533 including accrued interest(c) (Identified Cost $64,045)	64,045

	Total Investments – 100.4% (Identified Cost $2,982,036)	2,433,874
	Other assets less liabilities – (0.4)%	(9,430)

	Net Assets – 100.0%	$2,424,444

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the value of Rule 144A holdings amounted to $882 or less than 0.1% of net assets.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of October 31, 2022	Distribution Received(2)
Mirova Global Green Bond Fund	$44,342	$2,327	$4,264	$(249)	$(7,337)	$34,819	4,231	$629
Mirova International Sustainable Equity Fund	252,642	28,663	4,151	95	(68,892)	208,357	21,591	—

	$296,984	$30,990	$8,415	$(154)	$(76,229)	$243,176	25,822	$629

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,487,147	$—	$—	$1,487,147
Bonds and Notes*	—	93,096	—	93,096
Exchange-Traded Funds	212,890	—	—	212,890
Mutual Funds	333,520	—	—	333,520
Affiliated Mutual Funds	243,176	—	—	243,176
Short-Term Investments	—	64,045	—	64,045

Total	$2,276,733	$157,141	$—	$2,433,874

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2022 (Unaudited)

Equity	92.5%
Fixed Income	5.2
Short-Term Investments	2.7

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%